Subsequent Events - Additional Information (Detail) item in Thousands				12 Months Ended
	Apr. 10, 2019 shares	Mar. 01, 2019 USD ($)	Feb. 27, 2019 USD ($)	Dec. 31, 2018 USD ($) person item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 25, 2019 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of equity			$ 3,500,000,000
Threshold days			5 days
Discount on equity			5.00%
Period,commence of meeting			180 days
Cash made to related parties					$ 224,075,000	$ 34,221,000
Defined benefit obligation				$ 4,235,466,000	1,063,551,000
Deficit				$ 1,315,965,000	$ 311,882,000
Increase in actuarial assumption (as a percent)				0.25%
Decrease in actuarial assumption (as a percent)				0.25%
Increase impact on defined benefit				$ 70,000,000
Decrease impact on defined benefit				$ (70,000,000)
Number of litigation matters | item				70
Fine or penalties imposed				$ 600,000,000
Monthly increase liability (as a percentage)				1.00%
Commitments for new plan				$ 150,000,000
Percentage of reduction in provision				30.00%
Capital increase							$ 3,000,000,000
Enel S.p.A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary				51.80%
Bottom of range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Defined benefit obligation				$ 3,200,000,000
Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Defined benefit obligation				$ 3,300,000,000
Acquisition of non controlling interest
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Acquisition of non controlling interests			$ 2,000,000,000
Enel Brasil S A
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash made to related parties		$ 2,650,000,000
Proportion of ownership interest in subsidiary				100.00%	100.00%
Enel Distribucion Sao Paulo S.A
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provision for restructuring of pension fund		$ 850,000,000
Number of peoples | person				17
Actuarial obligation				$ 3,300,000,000
Deficit				$ 1,000,000,000
Enel Generacin Fortaleza S.A. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%
FUNCESP
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Asses under management				$ 7,500,000,000
Number of peoples | person				50
Enel S.p.A [Member] | Enel Amricas S.A. | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of increase in share capital	4.62%
Number of shares held in subsidiary | shares	1,707,765,225
Proportion of ownership interest in subsidiary	56.42%
American depositary shares | Enel S.p.A [Member] | Enel Amricas S.A. | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares held in subsidiary | shares	18,931,352